Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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April 9, 2021

VIA EDGAR CORRESPONDENCE

Ms. Sonia Bednarowski
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sprott ESG Gold ETF Draft Registration Statement on Form S-1 Submitted February 11, 2021 CIK No. 0001837824

Dear Ms. Bednarowski:
This letter responds to the letter from your office dated March 10, 2021 providing comments from the staff of the Securities and Exchange Commission (the “Staff”) to the Draft Registration Statement on Form S-1 submitted on February 11, 2021 (the “Draft Registration Statement”) for Sprott ESG Gold ETF (the “Registrant”).
The Staff’s comments and our responses thereto that the Registrant has authorized us to make on its behalf are set forth below.  Revisions resulting from the changes referenced in the responses below, together with other clarifying changes, are reflected in an amendment to the Draft Registration Statement (the “Amendment”).  A marked version of the Amendment in PDF format is included with this letter.  The definitions of terms used in the Draft Registration Statement apply to terms used and not defined herein.
General
Comment 1.
You state that the shares of the Trust will trade on the NYSE Arca, Inc. (“NYSE Arca”). Please tell us the status of the application for listing the Trust’s shares on the exchange. Please also tell us the status of the exchange’s listing standard application under Rule 19b-4 under the Securities Exchange Act of 1934.

Response:
The application and related materials for listing the Trust’s shares on the NYSE Arca will be submitted as they become available after the Amendment is filed.  The NYSE Arca will submit the Trust’s application under Rule 19b-4 with Trading and Markets in the week of April 12, 2021.

Comment 1.	To the extent that you intend to use a fact sheet, please provide us a copy for our review.
Response:	The Trust does not currently intend to use a fact sheet.
Comment 2.
Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act of 1933 (“Securities Act”), that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response:	Neither the Trust, nor anyone authorized on its behalf, have presented potential investors with any written communications in reliance on Section 5(d) of the Securities Act.
Cover Page
Comment 3.
Please identify the initial Authorized Participant here and disclose the initial price per share. In addition, please disclose here and in the Plan of Distribution that the initial Authorized Participant is a statutory underwriter.

Response:	The Trust has revised the Amendment to incorporate placeholders for the initial Authorized Participant. The Trust will confirm the initial Authorized Participant in a future filing.
Comment 4.
We note your disclosure on the cover page that the Trust seeks to closely reflect the performance of the price of gold before payment of the Trust’s expenses and liabilities. Please clarify here that the Trust is not a proxy for investing in gold.

Response:	The Trust has revised the Amendment to incorporate this comment.
Comment 5.
Please disclose here and in your prospectus summary that Shareholders have no voting rights with respect to the Trust except as expressly provided in the Trust Agreement. In addition, in the prospectus summary, summarize the Shareholders’ voting rights pursuant to the Trust Agreement.

Response:	The Trust has revised the Amendment to incorporate this comment.
Comment 6.	Please disclose the termination date of the offering.
Response:
As the offering of the Trust’s shares is a continuous offering under Rule 415 under the Securities Act, the Trust has revised the Amendment to reflect that the offering is continuous and has no termination date.

Investment Objective of the Trust and ESG Approved Gold, page 3
Comment 7.	Please disclose how you will inform investors of the provenance of the metal sourced.
Response:
The Trust intends to disclose the initial sources of ESG Approved Gold at launch and any subsequent changes to locations of the mines where ESG Approved Gold is sourced on its website to the extent that the Trust can do so consistent with confidentiality obligations and permissions from the owners of the mines.  The Trust has revised the Amendment to reflect this intention.

Comment 8.
We note your disclosure on page 4 that the criteria for the ESG Approved Gold are anticipated to evolve over time without notice at the sole discretion of the Sponsor. Please disclose how you will inform investors that the ESG Approved Gold criteria have changed, and please provide a discussion of the factors you may consider in modifying such criteria.

Response:	The Trust has revised the Amendment to incorporate this comment.
Prospectus Summary, page 3
Comment 9.
Please include disclosure here regarding the risk that the amount of gold represented by each Share will decrease over the life of the Trust due to the sale of gold necessary to pay the Sponsor’s fee, and please provide an analysis showing the potential effect upon the NAV per share.

Response:
The Trust respectfully notes that disclosures on this point were included under the “Creation and Redemptions” heading in the section.  The Trust has revised the Amendment to include a summary risk factor and a table in the section “The Sponsor—Hypothetical Expense Example” that will show the hypothetical impact on a decrease in the amount of gold represented by each Share over the life of the Trust. The specific information that will be included in lieu of the placeholders in the Hypothetical Expense Example table will be provided in a future filing.

Comment 10.	Please disclose here that the Trust intends to be treated as a grantor trust for United States federal income tax purposes.
Response:	The Trust has revised the Amendment to incorporate this comment.
Comment 11.	Please disclose whether you will have identified ESG Approved Gold sources prior to the effectiveness of the registration statement.
Response:	Please see the response to comment 8.

The Trust’s NAV and the NAV per Share, page 6
Comment 12.
We note your disclosure on page 5 that the Trust will hold non-ESG Approved Gold in unallocated form when the supply of ESG Approved Gold is insufficient to fill all orders for purchases of Creation Units. Please clarify, if true, that such non-ESG Approved Gold will be included in the company’s NAV calculation. In this regard, we note that on page 6 you state that the Trust’s NAV shall be equal to the sum of the values of the ESG Approved Gold held by the Trust, less liabilities and expenses of the Trust.

Response:	The Trust has revised the Amendment to clarify that unallocated gold (which may include non-ESG Approved Gold) will be included in the Trust’s NAV calculation.
Sponsor’s Fee, page 7
Comment 13.	We note your disclosure that the Sponsor can elect to waive all or a portion of the fee at its discretion. Please describe the circumstances under which the Sponsor would consider waiving the fee.
Response:	The Trust has revised the Amendment to incorporate this comment.
Risk Factors, page 11
Comment 14.
Please add risk factors that address (i) the risks related to the management of the Trust as a passive investment vehicle, (ii) the risks related to the Trust’s lack of diversification, (iii) the risks related to the Sponsor’s and Trustee’s ability to amend the Trust Agreement without the consent of the holders of the Shares and (iv) the risk that the costs associated with sourcing ESG Approved Gold will impact the return on an investment as compared to other gold products without ESG sourcing requirements.

Response:
The Trust has revised the Amendment to incorporate Comment 15(i)-(iii). With respect to Comment 15(iv), the Trust has revised the Amendment to clarify that, although the Trust will incur additional costs associated with sourcing ESG Approved Gold, these additional costs will be borne by the Sponsor and will not impact the return on investment as compared to other gold products without ESG sourcing requirements.

ESG Approved Gold, page 32
Comment 15.
Please clarify how the Sponsor will use the ESG Criteria for the ESG assessment of mines and miners. Please discuss whether there will be objective metrics or weighting of factors or whether the assessment will be based on the subjective judgment of the Sponsor.

Response:
The Trust has revised the Amendment to respond to this comment to clarify that the Sponsor will use its judgment in weighing objective and subjective factors.  Because this is a fact-specific analysis that includes quantitative and qualitative factors, and particular factors may not always be relevant to a particular source of ESG Approved Gold, such an analysis will require the subjective judgment of the Sponsor.

Comment 16.	Please disclose the list of ESG Approved Mining Companies and ESG Approved Mines in this section.
Response:	Please see the response to comment 8.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 34
Comment 17.
We note your disclosure that you have no financial information on which to assess your financial condition or results of operations. Please tell us how you are capitalized and provide the audited financial statements required by Item 11(e) of Form S-1 or tell us why such financial statements are not required. In your response, confirm that you have appointed KPMG as your independent registered accounting firm.

Response:	The Trust will include audited financial statements in a future filing. The Trust confirms that KPMG will be the Trust’s independent registered accounting firm.
Conflicts of Interest, page 41
Comment 18.	So that investors understand the potential for conflicts of interest with the Sponsor, please disclose all of the Sponsors’ investment funds.
Response:	The Trust has revised the Amendment to incorporate this comment.
Description of the Shares, page 54
Comment 19.	Please disclose the voting rights of the Shares here.
Response:	The Trust has revised the Amendment to incorporate this comment.

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If you have any additional comments or questions, please contact the undersigned at (202) 661-7150 or Christopher D. Carlson at (202) 661-7165 with any questions or comments.
Very truly yours,

SEWARD & KISSEL LLP

/s/ Anthony Tu-Sekine
Anthony Tu-Sekine

cc:	Mr. John Ciampaglia
Mr. Arthur Einav
Christopher D. Carlson